Commitments and contingencies (Details) € in Thousands		12 Months Ended
	Apr. 01, 2011 claim	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Operating lease commitments
Operating lease commitments		€ 1,285	€ 1,401	€ 1,941
Total remaining operating lease commitments		200	300
TiGenix SAU
Legal proceedings
Number of originally issued claims of University of Pittsburgh declared as invalid | claim	10
Number of newly submitted claims of University of Pittsburgh declared as invalid | claim	18
Within 1 year
Operating lease commitments
Operating lease commitments		593	474	590
In the second to fifth year
Operating lease commitments
Operating lease commitments		€ 692	€ 926	€ 1,351
Buildings | Minimum
Operating lease commitments
Lease term (in years)		1 year
Buildings | Maximum
Operating lease commitments
Lease term (in years)		9 years
Cars and IT equipment
Operating lease commitments
Lease term (in years)		4 years